Segmented Information	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Segmented Information	SEGMENTED INFORMATION
Fortis segments its business based on regulatory jurisdiction and service territory, as well as the information used by its President and Chief Executive Officer in deciding how to allocate resources. Segment performance is evaluated principally on net earnings attributable to common equity shareholders.

Related-Party and Inter-Company Transactions
Related-party transactions are in the normal course of operations and are measured at the amount of consideration agreed to by the related parties. There were no material related-party transactions for the three and six months ended June 30, 2024 and 2023.

Fortis periodically provides short-term financing to subsidiaries to support capital expenditures and seasonal working capital requirements, the impacts of which are eliminated on consolidation. As at June 30, 2024 and December 31, 2023, there were no material inter-segment loans outstanding. Interest charged on inter-segment loans was not material for the three and six months ended June 30, 2024 and 2023.

	Regulated								Non-Regulated
										Inter-
		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	Total	and Other	eliminations	Total
Quarter ended June 30, 2024
Revenue	556	710	303	336	204	120	433	2,662	8	—	2,670
Energy supply costs	—	272	96	77	—	21	247	713	—	—	713
Operating expenses	129	189	167	101	50	34	62	732	7	—	739
Depreciation and amortization	111	101	31	84	75	22	55	479	1	—	480
Operating income	316	148	9	74	79	43	69	738	—	—	738
Other income, net	26	9	16	10	3	1	2	67	(2)	—	65
Finance charges	120	37	18	39	34	20	23	291	56	—	347
Income tax expense	51	16	2	13	8	4	5	99	(30)	—	69
Net earnings	171	104	5	32	40	20	43	415	(28)	—	387
Non-controlling interests	32	—	—	1	—	—	5	38	—	—	38
Preference share dividends	—	—	—	—	—	—	—	—	18	—	18
Net earnings attributable to common equity shareholders	139	104	5	31	40	20	38	377	(46)	—	331

Additions to property, plant and equipment and intangible assets	309	209	98	221	135	33	106	1,111	1	—	1,112

As at June 30, 2024
Goodwill	8,395	1,890	617	913	228	235	260	12,538	—	—	12,538
Total assets	25,437	13,454	5,637	9,612	6,120	2,744	5,388	68,392	422	(42)	68,772

Quarter ended June 30, 2023
Revenue	519	661	317	362	181	116	420	2,576	18	—	2,594
Energy supply costs	—	262	121	141	—	22	241	787	—	—	787
Operating expenses	125	204	144	91	44	31	56	695	18	—	713
Depreciation and amortization	103	88	28	78	67	24	51	439	1	—	440
Operating income	291	107	24	52	70	39	72	655	(1)	—	654
Other income, net	19	12	13	9	3	1	5	62	2	—	64
Finance charges	105	37	15	43	30	19	21	270	53	—	323
Income tax expense	49	12	5	(5)	2	3	8	74	(25)	—	49
Net earnings	156	70	17	23	41	18	48	373	(27)	—	346
Non-controlling interests	29	—	—	—	—	—	6	35	—	—	35
Preference share dividends	—	—	—	—	—	—	—	—	17	—	17
Net earnings attributable to common equity shareholders	127	70	17	23	41	18	42	338	(44)	—	294

Additions to property, plant and equipment and intangible assets	264	183	78	125	182	35	115	982	—	—	982

As at June 30, 2023
Goodwill	8,127	1,829	597	913	228	235	254	12,183	—	—	12,183
Total assets	23,838	12,303	5,105	8,587	5,718	2,625	4,993	63,169	941	(29)	64,081

	Regulated								Non-Regulated
										Inter-
		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	Total	and Other	eliminations	Total
Year-to-date June 30, 2024
Revenue	1,106	1,465	678	897	401	266	960	5,773	15	—	5,788
Energy supply costs	—	598	218	239	—	70	597	1,722	—	—	1,722
Operating expenses	265	395	338	196	97	67	125	1,483	22	—	1,505
Depreciation and amortization	220	199	61	168	144	44	108	944	3	—	947
Operating income	621	273	61	294	160	85	130	1,624	(10)	—	1,614
Other income, net	54	21	30	19	5	3	10	142	(4)	—	138
Finance charges	233	72	36	78	67	40	47	573	110	—	683
Income tax expense	102	30	13	57	13	8	12	235	(65)	—	170
Net earnings	340	192	42	178	85	40	81	958	(59)	—	899
Non-controlling interests	63	—	—	1	—	—	9	73	—	—	73
Preference share dividends	—	—	—	—	—	—	—	—	36	—	36
Net earnings attributable to common equity shareholders	277	192	42	177	85	40	72	885	(95)	—	790

Additions to property, plant and equipment and intangible assets	666	423	187	423	263	60	201	2,223	2	—	2,225

As at June 30, 2024
Goodwill	8,395	1,890	617	913	228	235	260	12,538	—	—	12,538
Total assets	25,437	13,454	5,637	9,612	6,120	2,744	5,388	68,392	422	(42)	68,772

Year-to-date June 30, 2023
Revenue	1,038	1,401	759	1,117	360	255	927	5,857	56	—	5,913
Energy supply costs	—	599	328	518	—	69	585	2,099	—	—	2,099
Operating expenses	260	394	306	189	86	61	116	1,412	42	—	1,454
Depreciation and amortization	204	175	56	155	131	48	101	870	6	—	876
Operating income	574	233	69	255	143	77	125	1,476	8	—	1,484
Other income, net	36	26	27	16	3	2	12	122	11	—	133
Finance charges	204	73	33	84	60	39	42	535	103	—	638
Income tax expense	96	26	14	40	5	4	14	199	(50)	—	149
Net earnings	310	160	49	147	81	36	81	864	(34)	—	830
Non-controlling interests	57	—	—	—	—	—	9	66	—	—	66
Preference share dividends	—	—	—	—	—	—	—	—	33	—	33
Net earnings attributable to common equity shareholders	253	160	49	147	81	36	72	798	(67)	—	731

Additions to property, plant and equipment and intangible assets	600	368	156	239	301	62	208	1,934	2	—	1,936

As at June 30, 2023
Goodwill	8,127	1,829	597	913	228	235	254	12,183	—	—	12,183
Total assets	23,838	12,303	5,105	8,587	5,718	2,625	4,993	63,169	941	(29)	64,081